Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Systems in Development		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2017	Ps.	85,338	Ps.	51,857	Ps.	6,225	Ps.	2,151	Ps.	145,571	Ps.	6,124	Ps.	798	Ps.	1,416	Ps.	2,338	Ps.	10,676	Ps.	156,247
Additions		1,288		—		—		6		1,294		464		920		221		445		2,050		3,344
Acquisitions from business combinations (see Note 4)		4,144		140		5		—		4,289		6		—		—		80		86		4,375
Changes in fair value of past acquisitions		5,167		(7,022)		836		9		(1,010)		(188)		—		—		892		704		(306)
Transfer of completed development systems		—		—		—		—		—		412		(412)		—		—		—		—
Disposals		—		—		—		—		—		110		—		—		—		110		110
Effect of movements in exchange rates		(2,563)		(1,526)		119		91		(3,879)		175		(15)		—		52		212		(3,667)
Changes in value on the recognition of inflation effects		(727)		—		—		—		(727)		—		—		—		175		175		(552)
Venezuela deconsolidation effect		(745)		—		—		—		(745)		—		—		—		(139)		(139)		(884)

Cost as of December 31, 2017	Ps.	91,902	Ps.	43,449	Ps.	7,185	Ps.	2,257	Ps.	144,793	Ps.	7,103	Ps.	1,291	Ps.	1,637	Ps.	3,843	Ps.	13,874	Ps.	158,667

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Systems in Development		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2018	Ps.	91,902	Ps.	43,449	Ps.	7,185	Ps.	2,257	Ps.	144,793	Ps.	7,103	Ps.	1,291	Ps.	1,637	Ps.	3,843	Ps.	13,874	Ps.	158,667
Additions		—		75		—		71		146		1,051		371		131		94		1,647		1,793
Acquisitions from business combinations (see Note 4)		4,602		842		170		—		5,614		35		57		—		291		383		5,997
Changes in fair value of past acquisitions		—		272		—		—		272		—		—		—		—		—		272
Internal development		—		—		—		—		—		—		—		—		41		41		41
Transfer of completed development systems		—		—		—		—		—		904		(904)		—		—		—		—
Disposals		—		—		—		(2)		(2)		(43)		—		—		(146)		(189)		(191)
Philippines disposal		(3,882)		—		—		—		(3,882)		—		—		—		(596)		(596)		(4,478)
Effect of movements in exchange rates		(5,005)		(4,108)		(656)		(349)		(10,118)		(343)		(38)		—		(311)		(692)		(10,810)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		57		57		57

Cost as of December 31, 2018	Ps.	87,617	Ps.	40,530	Ps.	6,699	Ps.	1,977	Ps.	136,823	Ps.	8,707	Ps.	777	Ps.	1,768	Ps.	3,273	Ps.	14,525	Ps.	151,348

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Systems in Development		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2019	Ps.	87,617		40,530	Ps.	6,699	Ps.	1,977	Ps.	136,823	Ps.	8,707	Ps.	777	Ps.	1,768	Ps.	3,273	Ps.	14,525	Ps.	151,348
Additions		—		—		—		164		164		824		334		191		685		2,034		2,198
Acquisitions from business combinations (see Note 4)		—		6,542		469		—		7,011		759		—		—		12		771		7,782
Changes in the fair value of past acquisitions		(2,887)		2,903		—		153		169		(6)		—		—		(185)		(191)		(22)
Transfer of completed development systems		—		—		—		—		—		412		(413)		—		1		—		—
Disposals		—		—		(48)		—		(48)		(580)		—		(130)		—		(710)		(758)
Effect of movements in exchange rates		(3,475)		(2,069)		(520)		(134)		(6,198)		(553)		(23)		—		(337)		(913)		(7,111)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		(6)		(6)		(6)

Cost as of December 31, 2019	Ps.	81,255	Ps.	47,906	Ps.	6,600	Ps.	2,160	Ps.	137,921	Ps.	9,563	Ps.	675	Ps.	1,829	Ps.	3,443	Ps.	15,510	Ps.	153,431

Amortization and Impairment Losses	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Systems in Development		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Amortization as of January 1, 2017	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(1,937)	Ps.	—	Ps.	(376)	Ps.	(666)	Ps.	(2,979)	Ps.	(2,979)
Amortization expense		—		—		—		—		—		(961)		—		(81)		(217)		(1,259)		(1,259)
Impairment losses		—		—		—		—		—		(110)		—		—		—		(110)		(110)
Venezuela deconsolidation effect		—		—		—		—		—		—		—		—		(120)		(120)		(120)
Effect of movements in exchange rates		—		—		—		—		—		(254)		—		—		148		(106)		(106)

Amortization as of December 31, 2017	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(3,262)	Ps.	—	Ps.	(457)	Ps.	(855)	Ps.	(4,574)	Ps.	(4,574)

Amortization as of January 1, 2018	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(3,262)	Ps.	—	Ps.	(457)	Ps.	(855)	Ps.	(4,574)	Ps.	(4,574)
Amortization expense		—		—		—		—		—		(1,453)		—		(87)		(373)		(1,913)		(1,913)
Disposals		—		—		—		—		—		93		—		—		98		191		191
Philippines disposal		—		—		—		—		—		—		—		—		375		375		375
Effect of movements in exchange rates		—		—		—		—		—		236		—		—		(1)		235		235
Changes in value on the recognition of inflation effects		—		—		—		—		—		(51)		—		—		(1)		(52)		(52)

Amortization as of December 31, 2018	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(4,437)	Ps.	—	Ps.	(544)	Ps.	(757)	Ps.	(5,738)	Ps.	(5,738)

Amortization as of January 1, 2019	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(4,437)	Ps.	—	Ps.	(544)	Ps.	(757)	Ps.	(5,738)	Ps.	(5,738)
Amortization expense		—		—		—		—		—		(1,351)		—		(123)		(337)		(1,811)		(1,811)
Disposals		—		—		—		—		—		445		—		30		—		475		475
Effect of movements in exchange rates		—		—		—		—		—		165		—		—		68		233		233
Changes in value on the recognition of inflation effects		—		—		—		—		—		(29)		—		—		1		(28)		(28)

Amortization as of December 31, 2019	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps. —		Ps.	(5,207)	Ps.	—	Ps.	(637)	Ps.	(1,025)	Ps.	(6,869)	Ps.	(6,869)

Carrying Amount	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Systems in Development		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
As of December 31, 2017	Ps.	91,902	Ps.	43,449	Ps.	7,185	Ps.	2,257	Ps.	144,793	Ps.	3,841	Ps.	1,291	Ps.	1,180	Ps.	2,988	Ps.	9,300	Ps.	154,093
As of December 31, 2018	Ps.	87,617	Ps.	40,530	Ps.	6,699	Ps.	1,977	Ps.	136,823		Ps. 4,270	Ps.	777		Ps.1,224		Ps.2,516	Ps.	8,787	Ps.	145,610
As of December 31, 2019	Ps.	81,255	Ps.	47,906	Ps.	6,600	Ps.	2,160	Ps.	137,921		Ps. 4,356	Ps.	675		Ps.1,192		Ps.2,418	Ps.	8,641	Ps.	146,562

Schedule of Allocation of Amortization Expenses	For the years ended 2019, 2018 and 2017, allocation for amortization expense is as follows:

	2019		2018		2017
Cost of goods sold	Ps.	317	Ps.	399	Ps.	132
Administrative expenses		953		858		627
Selling expenses		542		656		500

	Ps.	1,812	Ps.	1,913	Ps.	1,259

Summary of Average Remaining Period for Company's Intangible Assets Subject to Amortization	The average remaining period for the Company’s intangible assets that are subject to amortization is as follows:

Years
Technology Costs and Management Systems	3 - 10
Alcohol Licenses	12 - 15

Disclosure of Aggregate Carrying Amounts of Goodwill and Distribution Rights Allocated to Each CGU
The aggregate carrying amounts of goodwill and distribution rights allocated to each CGU are as follows:

	December 31, 2019		December 31, 2018
Mexico	Ps.	56,352	Ps.	56,352
Guatemala		1,679		1,853
Nicaragua		420		460
Costa Rica		1,442		1,417
Panama		1,131		1,182
Colombia		4,367		4,600
Brazil		38,765		42,153
Argentina		306		327
Uruguay		2,626		3,003

Total	Ps.	107,088	Ps.	111,347

Details of Key Assumptions by CGU for Impairment Test
The key assumptions by CGU for impairment test as of December 31, 2019 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2020-2029	Expected Volume Growth Rates 2020-2029
Mexico	7.3%	5.2%	3.5%	0.7%
Colombia	8.9%	6.2%	3.1%	4.0%
Costa Rica	13.8%	9.7%	2.2%	2.1%
Guatemala	9.1%	7.1%	4.0%	8.5%
Nicaragua	21.1%	12.4%	4.4%	3.0%
Panamá	8.5%	6.6%	2.0%	5.4%
Argentina	21.6%	14.8%	39.2%	3.7%
Brazil	9.3%	5.6%	3.6%	2.0%
Uruguay	9.4%	6.8%	7.4%	2.0%
The key assumptions by CGU for impairment test as of December 31, 2018 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2019-2028	Expected Volume Growth Rates 2019-2028
Mexico	7.4%	5.3%	4.0%	1.4%
Colombia	7.8%	5.2%	3.1%	4.0%
Costa Rica	13.9%	9.2%	4.0%	1.6%
Guatemala	9.4%	7.5%	3.2%	7.3%
Nicaragua	21.2%	11.0%	6.2%	3.8%
Panama	9.2%	7.0%	2.4%	3.0%
Argentina	19.6%	11.3%	21.9%	2.7%
Brazil	10.7%	6.6%	3.8%	1.7%

Disclosure of Detailed Information About Sensitivity to Changes in Assumptions

		Change in Volume
CGU	Change in WACC	Growth CAGR (1)	Effect on Valuation
Mexico	+0.4%	-1.0%	Passes by 4.9x
Colombia	+0.3%	-1.0%	Passes by 4.7x
Costa Rica	+0.8%	-1.0%	Passes by 3.4x
Guatemala	+0.4%	-1.0%	Passes by 38.5x
Nicaragua	+1.4%	-1.0%	Passes by 1.1x
Panamá	+0.2%	-1.0%	Passes by 9.7x
Argentina	+1.9%	-1.0%	Passes by 13.9x
Brazil	+0.5%	-1.0%	Passes by 1.6x
Uruguay	+0.3%	-1.0%	Passes by 3x

(1)	Compound Annual Growth Rate (“CAGR”).

FEMSA Comercio - Health Division [member]
Statement [LineItems]
Details of Key Assumptions by CGU for Impairment Test
The key assumptions by CGU for impairment test as of December 31, 2019 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2020-2029	Expected Volume Growth Rates 2020-2029
South America (FEMSA Comercio – Health Division)	9.4%	6.6%	3.0%	0.3%
The key assumptions by CGU for impairment test as of December 31, 2018 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2019-2028	Expected Volume Growth Rates 2019-2028
South America (FEMSA Comercio – Health Division)	9.0%	6.3%	3.0%	0.4%

Disclosure of Detailed Information About Sensitivity to Changes in Assumptions

		Change in Sales
CGU	Change in WACC	Growth CAGR (1)	Effect on Valuation
FEMSA Comercio – Health Division (South America)	+0.2%	-0.5%	Passes by 1.34x

(1)	Compound Annual Growth Rate.